Cash flow statement - Schedule of Acquisition of Group Undertakings and Businesses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net assets acquired:
Cash and cash equivalents	£ 60,593	£ 70,816	£ 88,838	£ 95,829
Other assets	20,655	24,788
Deferred tax	(146)	(125)
Other liabilities	(20,945)	(25,918)
Net cash (inflow)/outflow from acquisitions in the year	(27)	179	380
Total for all business combinations
Net assets acquired:
Cash and cash equivalents	144	0	38
Property, plant and equipment:	2	0	0
Intangible assets other than goodwill	296	0	182
Other assets	152	0	672
Deferred tax	(74)	0	(58)
Other liabilities	(166)	0	(646)
Goodwill arising on acquisition	262	0	143
Non cash consideration	(616)	0	0
Cash consideration	0	0	331
Less cash and cash equivalents acquired	(144)	0	(38)
Net cash (inflow)/outflow arising from acquisition of subsidiaries and businesses	(144)	0	293
Acquisition of and additional investment in joint ventures	117	179	87
Net cash (inflow)/outflow from acquisitions in the year	£ (27)	£ 179	£ 380